Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Current tax expense	$ 9,708	$ 7,033	$ 7,435
Deferred tax expense/(benefit)	(320)	177	(988)
Total taxation expense	$ 9,388	$ 7,210	$ 6,447